Financial Instruments and Risks	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Financial Instruments and Risks

30. Financial instruments and risks

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

The Company hold the following financial instruments (in USD thousands):

	December 31,
	2021	2020
Financial assets at amortized cost
Cash and cash equivalents	$192,962	$74,625
Term deposits	72,357	22,720
Accounts receivable	5,621	6,363
Other financial non-current assets	1,405	984
Total financial assets at amortized cost	$272,345	$104,692
Financial assets at fair value through statement of loss
Total financial assets	$272,345	$104,692
Financial liabilities at amortized cost
Accounts payable	6,737	1,281
Accrued expenses	15,972	9,081
Borrowings	—	3,330
Lease liabilities	13,059	3,919
Total financial liabilities at amortized cost	35,768	17,611
Financial liabilities at fair value through statement of loss
Derivative	—	1,024
Total financial liabilities	$35,768	$18,635

The Company’s exposure to various risks associated with the financial instruments is discussed in below in “Financial risk management.” The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above. See Note 13 - “Accounts receivable” for expected credit loss provisions on accounts receivable.

Fair value measurement

As of December 31, 2021 and 2020, the carrying amount was a reasonable approximation of fair value for the following financial assets and liabilities:

Financial assets

•	Cash and cash equivalents
•	Term deposits
•	Accounts receivable
•	Other non-current assets—lease deposits and lease receivable

Financial liabilities

•	Accounts payable
•	Accrued liabilities
•	Lease liabilities
•	Derivatives
•	Borrowings

Fair value measurement methodology

The Company measures financial instruments at fair value at each balance sheet date. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability or, in the absence of a principal market, in the most advantageous market for the asset or liability.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the or by selling it to another market participant.

The Company uses valuation techniques to measure fair value maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1—Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

Level 2—Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

Level 3—Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Management determines the policies and procedures for both recurring fair value measurement and for non-recurring measurement with the involvement of experts and external consultants when needed.

Borrowings, current and non-current, are carried at amortized cost at a total carrying value of $0.0 million and $2.9 million and $0.0 million and $0.5 million as of December 31, 2021, and 2020, respectively. The fair value of these borrowings at

December 31, 2021, and 2020, $0.0 million $3.3, respectively. The fair value of borrowings is based on discounted cash flows using current borrowing rates. The basis of measurement is considered to be level 3 owing to the use of unobservable inputs, including own credit risk.

Derivatives, which were extinguished in July 2021, included within other current liabilities (see Note 21 - “Other non-current liabilities”), comprised of a success fee payable upon an initial public offering or a sale of the Company. This option was carried at fair value. The fair value of the option had been estimated using a Monte Carlo simulation. The basis of measurement is considered to be level 3 owing to the use of unobservable inputs, including the fair value of the Company’s own shares.

In 2021 and 2020 there were no significant changes in the business or economic circumstances that affect the fair value of the Company’s financial assets and financial liabilities. There were also no transfers between categories.

Financial risk management

Financial risks

Senior management regularly review the Company’s cash forecast and related risks. They also perform the risk assessment, define any necessary measures and ensure the monitoring of the internal control system.

The Company’s principal financial liabilities include accounts payable, lease liabilities and borrowings. The Company’s principal financial assets include cash and cash equivalents, term deposits and short-term investments and accounts receivable.

In the course of its business, the Company is exposed to a number of financial risks including credit and counterparty risk, funding and liquidity risk and market risk (i.e. foreign currency risk and interest rate risk). This note presents the Company’s objectives, policies, and processes for managing these risks.

Credit and counterparty risk management

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities, primarily accounts receivable.

Concentration risk arises when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political or other conditions.

The Company’s policy with regard to assessing and providing for expected credit losses on accounts receivable is set out in Note 13 - “Accounts receivable.”

Credit risk from balances with banks and financial institutions is managed by the Company’s treasury department in accordance with the Company’s policy.

Financial transactions are predominantly entered into with investment grade financial institutions and in principle the

Company requires a minimum long-term rating of A3/A- for its cash investments. The Company may deviate from this requirement from time to time for operational reasons. The highest exposure to a single financial counterparty within cash and cash equivalents and term deposits and short-term investments amounted to $115.0 million and $45.7 million as of December 31, 2021 and 2020, respectively.

Other non-current financial assets include cash deposits for leases.

Funding and liquidity risk management

Funding and liquidity risk is the risk that a company may encounter difficulties in meeting its obligations associated with financial liabilities that are settled by delivering cash or other financial assets. Such risk may result from inadequate market depth or disruption or refinancing problems.

The Company views equity funding as its primary source of liquidity only partly complemented with revenue generated from the sale of the platform, products and services and some borrowings. The Company has no outstanding borrowing facilities. Short term liquidity is managed based on projected cash flows. As of December 31, 2021 and 2020, the Company’s liquidity consisted of $193.0 million and $74.6 million in cash and cash equivalents, respectively. On the basis of the current operating performance and liquidity position, management believes that the available cash balances will be sufficient for operating activities, working capital, interest, capital expenditures and scheduled debt repayments for the next 12 months.

The COVID-19 pandemic has negatively affected the Company’s overall and non-COVID-19 analysis-related revenue. The Company’s hospital customers prioritized COVID-19-related services during the pandemic. In addition, as a result of pandemic containment measures, some customers experienced disruptions in their operations, refocused their research and development priorities and operated at reduced capacity. As a result, there was a significant decrease in revenue and analysis volume in the second quarter of 2020. Although there has been a sustained recovery for the rest of the year, management believes that the Company experienced lower growth in revenue and analysis volume in 2020 as a result of the COVID-19 pandemic than it otherwise would have achieved. Given the sustained recovery in 2020 and 2021, management does not believe the COVID-19 pandemic will have a significant impact on the Company’s ability to continue as a going concern.

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted cashflows (in USD thousands):

	Net carrying amount	Within 1 year	Between 1 and 5 years	After 5 years	Total
December 31, 2021
Lease liabilities	$13,059	$2,018	$8,467	$4,075	$14,560
Accounts payable	6,737	6,737	—	—	6,737
Accrued expenses	15,972	15,972	—	—	15,972
Total contractual liabilities	$35,768	$24,727	$8,467	$4,075	$37,269

December 31, 2020
COVID CHF 1M	1,132	1,137	—	—	1,137
COVID CHF 500K	507	71	497	—	568
COVID EUR 1.4M	1,691	1,718	—	—	1,718
Total loans	$3,330	$2,926	$497	$—	$3,423
Lease liabilities	3,919	1,134	3,005	14	4,153
Accounts payable	1,281	1,281	—	—	1,281
Accrued expenses	9,081	1,281	—	—	1,281
Other financial non-current liabilities	1,024	—	1,024	—	1,024
Total contractual liabilities	$18,635	$6,622	$4,526	$14	$11,162

Market risk

Market risk includes currency risk and interest rate risk.

Currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates.

The significant exchange rates that have been applied to these consolidated financial statements are listed below:

	December 31,		For the twelve months ended December 31,
	2021	2020	2021	2020	2019
Currency	Spot rate	Spot rate	Average rate	Average rate	Average rate
USD/CHF	0.91210	0.88030	0.91437	0.94703	0.99467
USD/EUR	0.88290	0.81490	0.84579	0.88423	0.89154
USD/GBP	0.74190	0.73260	0.72707	0.78132	0.78588
USD/BRL	5.57130	5.19400	5.39288	5.06281	3.92513

The sensitivity of the Company’s income to possible changes in foreign exchange rates is measured at the local entity level as it depends on the functional currency of each entity. As of December 31, 2021 and 2020, the Company was exposed principally to movements in four cross currency pairs. The sensitivity of the Company’s loss before tax to such changes was as follows (in USD thousands):

December 31,
	2021	2020	2019
Increase / (decrease) in USD/CHF exchange rate by 10%	19,499 / (19,499)	1,453 / (1,453)	741 / (741)
Increase / (decrease) in EUR/CHF exchange rate by 10%	648 / (648)	836 / (836)	410 / (410)
Increase / (decrease) in GBP/CHF exchange rate by 10%	(18) / 18	351 / (351)	328 / (328)
Increase / (decrease) in USD/EUR exchange rate by 10%	726 / (726)	155 / (155)	322 / (322)

The Company’s exposure to foreign currency changes for all other currencies is not material. The significant increase/decrease between USD/CHF resulted from the Company’s IPO, which occurred in USD. The Company does not use derivative financial instruments to hedge exposures and under no circumstances may enter into derivative instruments for speculative purposes.

The sensitivity of the Company’s reported equity or net assets to possible changes in foreign exchange rates is measured at the consolidated level as it depends on the presentation currency selected for the consolidated financial statements. Such effects are reported not in income but in the currency translation account within other reserves. As of December 31, 2021 and 2020 the sensitivity of the Company’s equity to such changes, measured against the USD, was as follows (in USD thousands):

December 31,
	2021	2020
Increase / (decrease) in USD/CHF exchange rate by 10%	54 / (54)	11,279 / (11,279)
Increase / (decrease) in USD/EUR exchange rate by 10%	(89) / 89	467 / (467)
Increase / (decrease) in USD/GBP exchange rate by 10%	(27) / 27	211 / (211)
Increase / (decrease) in USD/BRL exchange rate by 10%	77 / (77)	64 / (64)

Interest rate risk

The Company’s cash and cash equivalents and term deposits are subject to market risk associated with interest rate fluctuations. Fixed rate securities may have their market value adversely affected due to a rise in interest rates. The Company conclude fluctuations in the interest rate did not have a material impact on our cash equivalents and term deposit balances.

The Company’s principal interest-bearing liabilities comprise three COVID-related government loans, which haves fixed interest rates between 0% and 1.175%. As a result, the Company has no cash flow risk and only a minimal fair value risk associated with its interest-bearing debt.